STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 6,970	$ 62,730	$ 7,744	$ 77,444
Beginning balance, shares at Dec. 31, 2022	6,970,000
Shares issued for services	$ 22,000	198,000		220,000
Shares issued for services, shares	22,000,000
Shares Issued	$ 3,200	28,800		32,000
Shares Issued, shares	3,200,000
Net Loss			(182,191)	(182,191)
Ending balance, value at Dec. 31, 2023	$ 32,170	289,530	(174,447)	147,253
Ending balance, shares at Dec. 31, 2023	32,170,000
Net Loss			(23,231)	(23,231)
Ending balance, value at Mar. 31, 2024	$ 32,170	289,530	(197,678)	124,022
Ending balance, shares at Mar. 31, 2024	32,170,000
Beginning balance, value at Dec. 31, 2023	$ 32,170	289,530	(174,447)	147,253
Beginning balance, shares at Dec. 31, 2023	32,170,000
Net Loss			(115,743)	(115,743)
Ending balance, value at Dec. 31, 2024	$ 32,170	289,530	(290,190)	31,510
Ending balance, shares at Dec. 31, 2024	32,170,000
Beginning balance, value at Mar. 31, 2024	$ 32,170	289,530	(197,678)	124,022
Beginning balance, shares at Mar. 31, 2024	32,170,000
Net Loss			(42,472)	(42,472)
Ending balance, value at Jun. 30, 2024	$ 32,170	289,530	(240,150)	81,550
Ending balance, shares at Jun. 30, 2024	32,170,000
Net Loss			(36,547)	(36,547)
Ending balance, value at Sep. 30, 2024	$ 32,170	289,530	(276,697)	45,003
Ending balance, shares at Sep. 30, 2024	32,170,000
Beginning balance, value at Dec. 31, 2024	$ 32,170	289,530	(290,190)	31,510
Beginning balance, shares at Dec. 31, 2024	32,170,000
Net Loss			(1,112)	(1,112)
Ending balance, value at Mar. 31, 2025	$ 32,170	289,530	(291,302)	30,398
Ending balance, shares at Mar. 31, 2025	32,170,000
Shares Issued	$ 2,500	22,500		25,000
Shares Issued, shares	2,500,000
Net Loss			(25,143)	(25,143)
Ending balance, value at Jun. 30, 2025	$ 34,670	312,030	(316,445)	30,255
Ending balance, shares at Jun. 30, 2025	34,670,000
Shares Issued	$ 1,941	388,059		390,000
Shares Issued, shares	1,940,580
Net Loss			(108,199)	(108,199)
Ending balance, value at Sep. 30, 2025	$ 36,611	$ 700,089	$ (424,644)	$ 312,056
Ending balance, shares at Sep. 30, 2025	36,610,580